Quarterly Holdings Report
for
Fidelity® SAI Municipal Income Fund
March 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIM-NPRT1-0524
1.9887616.105
Municipal Bonds - 96.1%
	Principal Amount (a)	Value ($)
Alabama - 3.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	155,000	163,828
Black Belt Energy Gas District Bonds:
Series 2022 B1, 4%, tender 10/1/27 (b)	4,705,000	4,725,397
Series 2022 C1, 5.25%, tender 6/1/29 (b)	19,000,000	20,084,436
Series 2022 E, 5%, tender 6/1/28 (b)	2,605,000	2,715,416
Series 2022 F, 5.5%, tender 12/1/28 (b)	15,000,000	15,933,855
Energy Southeast Ala Coop. District Bonds Series 2023 B1, 5.75%, tender 11/1/31 (b)	1,460,000	1,615,129
Homewood Edl. Bldg. Auth. Rev. Series 2019 A, 4% 12/1/49	4,220,000	3,734,363
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	915,000	998,075
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev.:
Series 2016 A, 5% 2/1/26	1,840,000	1,873,133
Series 2021 A, 3% 2/1/46	1,000,000	749,825
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	145,000	149,770
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	2,080,000	2,087,779
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 3.78%, tender 6/16/26 (b)	795,000	795,383
Montgomery Med. Clinic Facilities Series 2015:
5% 3/1/33	255,000	218,651
5% 3/1/36	460,000	376,101
Southeast Energy Auth. Rev. Bonds:
Series 2022 A1, 5.5%, tender 12/1/29 (b)	7,400,000	7,898,136
Series 2022 B1, 5%, tender 8/1/28 (b)	1,970,000	2,041,468
TOTAL ALABAMA		66,160,745
Alaska - 0.2%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/26	175,000	177,519
4% 12/1/29	290,000	303,392
5% 12/1/28	400,000	435,924
5% 6/1/29	300,000	329,432
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	210,000	201,963
Alaska Muni. Bond Bank Series 2016 4, 5% 12/1/29 (c)	1,690,000	1,736,975
TOTAL ALASKA		3,185,205
Arizona - 3.1%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 5.54%, tender 1/1/37 (b)(d)	150,000	141,732
(Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	230,000	230,932
Arizona Indl. Dev. Auth. Hosp. Rev.:
Series 2020 A, 3% 2/1/45	4,525,000	3,598,233
Series 2021 A, 5% 2/1/29	410,000	446,950
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	55,000	30,250
5% 5/1/51	55,000	30,250
Series 2019 2, 3.625% 5/20/33	917,654	865,187
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/37	340,000	382,156
5% 7/1/38	550,000	613,444
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	4,930,000	4,991,651
Series 2007, 4.1%, tender 6/15/28 (b)(c)	2,080,000	2,091,067
Series 2022 2, 5%, tender 9/1/27 (b)(c)	17,910,000	18,455,272
Coconino County Poll. Cont. Corp. Rev. Bonds:
(Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	900,000	893,934
(Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	545,000	542,422
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	130,000	138,243
5% 7/1/31	190,000	201,503
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	15,000	14,685
5% 7/1/48	20,000	18,025
Indl. Dev. Auth. of The City of Glendale Sr. Living Rev. (Royal Oaks Inspirata Pointe Proj.) Series 2020 A, 5% 5/15/56	3,615,000	3,181,371
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	175,000	183,359
Series 2021 A:
3% 9/1/51	4,875,000	3,588,567
4% 9/1/51	295,000	271,581
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	250,000	206,137
6% 1/1/48 (e)	395,000	287,958
Maricopa County Rev.:
Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	2,110,000	2,175,272
Series 2023 A2, 5%, tender 5/15/28 (b)	2,180,000	2,318,302
Series 2016 A, 5% 1/1/33	305,000	319,500
Series 2017 D, 3% 1/1/48	1,260,000	959,166
Series 2019 E, 3% 1/1/49	745,000	560,211
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	1,460,000	1,355,579
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	990,000	955,368
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (c)	55,000	57,568
5% 7/1/36 (c)	90,000	93,736
5% 7/1/37 (c)	65,000	67,414
Series 2017 B:
5% 7/1/29	125,000	133,586
5% 7/1/33	175,000	186,271
5% 7/1/36	205,000	216,859
5% 7/1/37	125,000	131,714
Series 2019 B, 5% 7/1/35 (c)	720,000	772,578
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	410,000	447,081
Pima County Indl. Dev. Auth. Rev. Series 2021 A:
3% 4/1/51	8,100,000	5,782,307
4% 4/1/46	1,905,000	1,787,368
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	450,000	481,868
Tempe Indl. Dev. Auth. Rev. (Friendship Village of Tempe Proj.) Series 2021 A, 4% 12/1/46	480,000	393,269
TOTAL ARIZONA		60,599,926
California - 2.9%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	175,441
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	1,350,000	353,160
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds Series 2021 A, 2%, tender 4/1/28 (b)	1,000,000	927,226
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	10,000	10,010
Series 2016, 5% 9/1/29	110,000	115,737
Series 2020, 4% 11/1/37	575,000	602,149
Series 2022, 4.75% 12/1/42	1,825,000	1,918,247
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	1,834,340	1,719,424
Series 2023 A1, 4.375% 9/20/36	2,714,935	2,668,736
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	190,000	220,475
5% 8/1/34	350,000	405,298
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% (f)(g)	177,847	78,253
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/26 (AMBAC Insured)	10,445,000	9,720,604
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	71,461
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2013 B1, 3.95% 1/15/53 (b)	1,000,000	915,256
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/33 (Build America Mutual Assurance Insured) (c)	1,000,000	1,136,560
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	26,290,000	2,969,069
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	250,000	217,245
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	255,000	208,727
Long Beach Unified School District Series 2009, 5.5% 8/1/29	10,000	10,012
Los Angeles Dept. Arpt. Rev. Series 2019 F, 5% 5/15/31 (c)	1,330,000	1,432,929
Los Angeles Dept. of Wtr. & Pwr. Rev. Series B, 5% 7/1/50	1,435,000	1,546,137
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/40	30,000	33,366
Los Angeles Hbr. Dept. Rev. Series 2019 A, 5% 8/1/25 (c)	255,000	260,231
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/37	1,225,000	1,436,174
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	230,000	194,103
Mount Diablo Unified School District Series 2022 B, 4% 8/1/31	285,000	310,798
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	300,000	232,746
Series 2011, 0% 8/1/46	60,000	21,980
Series B:
0% 8/1/37	395,000	245,127
0% 8/1/38	2,625,000	1,539,263
0% 8/1/39	1,410,000	786,745
0% 8/1/41	200,000	99,865
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	50,000	50,133
5% 9/1/26	65,000	66,074
5% 9/1/29	135,000	137,689
5% 9/1/31	60,000	61,209
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	232,741
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2023 B:
5.25% 7/1/36 (c)	4,000,000	4,575,380
5.25% 7/1/38 (c)	2,500,000	2,810,776
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A:
5% 5/1/47	685,000	767,344
5% 5/1/52	1,160,000	1,286,515
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	180,000	132,443
Series 2008 E, 0% 7/1/47 (h)	440,000	337,695
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A:
5% 1/1/35 (c)	360,000	384,486
5% 5/1/49 (c)	3,960,000	4,075,176
Series 2019 B, 5% 5/1/49	275,000	292,658
Series 2019 E, 5% 5/1/50 (c)	395,000	406,152
Series 2022 A:
5% 5/1/26 (c)	920,000	945,214
5% 5/1/27 (c)	930,000	970,188
5% 5/1/28 (c)	1,245,000	1,318,269
5% 5/1/29 (c)	835,000	898,315
Series 2022 B, 5% 5/1/52	2,525,000	2,756,160
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,075,000	383,127
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	275,000	254,831
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	230,000	231,088
TOTAL CALIFORNIA		55,956,217
Colorado - 2.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	125,000	127,861
5% 10/1/43	160,000	162,404
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	85,000	85,819
4% 9/1/36	65,000	65,468
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	6,390,000	6,863,479
Series 2019 A:
5% 11/1/25	540,000	552,486
5% 11/15/39	700,000	753,445
Series 2019 A1, 4% 8/1/44	4,960,000	4,765,602
Series 2019 A2:
3.25% 8/1/49	1,070,000	800,809
4% 8/1/49	1,240,000	1,153,063
5% 8/1/44	4,585,000	4,785,594
Series 2020 A, 4% 9/1/50	305,000	292,797
Series 2022 A, 5% 5/15/47	2,030,000	2,171,537
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	120,000	119,614
Series 2019 H, 4.25% 11/1/49	215,000	214,399
Series 2021 E, 3% 11/1/51	570,000	550,819
Series 2022 F, 5.25% 11/1/52	580,000	595,982
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	1,030,000	1,132,262
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (c)	175,000	181,790
5% 11/15/27 (c)	150,000	158,669
Series 2018 A:
4% 12/1/43 (c)	9,260,000	8,933,817
5% 12/1/27 (c)	3,220,000	3,400,807
5% 12/1/30 (c)	390,000	429,323
5% 12/1/34 (c)	260,000	298,181
5% 12/1/36 (c)	255,000	269,412
5% 12/1/37 (c)	505,000	530,271
Series 2022 A, 5% 11/15/33 (c)	3,815,000	4,298,172
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,550,000	1,682,704
5% 9/15/46	2,375,000	2,572,771
Series 2020 B:
5% 9/15/28	770,000	844,112
5% 9/15/29	1,430,000	1,602,022
Denver Health & Hosp. Auth. Healthcare Rev. Series 2019 A:
4% 12/1/38	1,250,000	1,167,256
4% 12/1/39	1,720,000	1,581,701
E-470 Pub. Hwy. Auth. Rev. Series 2020 A:
5% 9/1/36	705,000	787,363
5% 9/1/40	820,000	822,728
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	2,050,000	2,051,047
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	305,000	296,161
Series 2021 C3B, 2%, tender 10/15/26 (b)	260,000	248,040
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	47,000	48,811
Series 2020, 5% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	82,416
TOTAL COLORADO		57,481,014
Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	145,000	147,594
Series 2016 B, 5% 5/15/26	365,000	379,401
Series 2018 A, 5% 4/15/37	680,000	725,984
Series 2018 F:
5% 9/15/24	165,000	166,077
5% 9/15/25	165,000	169,218
Series 2021 A:
3% 1/15/39	380,000	339,330
3% 1/15/40	295,000	260,007
Series 2021 D, 5% 7/15/24	335,000	336,277
Series 2022 B, 4% 1/15/36	535,000	570,154
Series 2022 D, 5% 9/15/28	295,000	322,616
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	25,000	25,853
5% 7/1/27	20,000	21,021
5% 7/1/28	30,000	31,549
5% 7/1/29	20,000	21,084
Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	3,115,000	3,070,557
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,640,000	1,636,855
Series 2017 C2, 2.8%, tender 2/3/26 (b)	5,250,000	5,158,952
Series 2016 K, 4% 7/1/46	445,000	401,572
Series 2019 A:
4% 7/1/49	1,000,000	896,433
5% 7/1/26 (e)	350,000	343,733
5% 7/1/26	2,875,000	2,899,835
5% 7/1/27 (e)	205,000	200,860
5% 7/1/49 (e)	420,000	357,259
Series 2019 Q-1, 5% 11/1/26	255,000	266,954
Series 2020 A, 4% 7/1/40	390,000	377,999
Series 2021 G:
4% 3/1/46	305,000	305,005
4% 3/1/51	490,000	480,002
Series 2021 S, 4% 6/1/51	380,000	358,230
Series 2022 M:
4% 7/1/39	585,000	567,263
4% 7/1/52	570,000	523,830
Series 2023 E, 5% 7/15/41	1,750,000	1,874,373
Series K1:
5% 7/1/27	25,000	25,450
5% 7/1/29	65,000	66,765
5% 7/1/30	50,000	51,397
5% 7/1/31	410,000	420,959
5% 7/1/33	80,000	81,911
5% 7/1/34	580,000	593,007
Series K3, 5% 7/1/43	605,000	591,345
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	355,000	342,654
Series 2023 A, 5.25% 11/15/53	6,635,000	6,995,087
Series C:
5% 5/15/24 (c)	630,000	630,439
5% 11/15/24 (c)	295,000	296,617
5% 11/15/25 (c)	260,000	264,717
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2016 A, 5% 9/1/28	425,000	444,187
Connecticut State Revolving Fund Gen. Rev. Series 2017 A, 5% 5/1/35	190,000	201,378
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	230,000	233,150
5% 4/1/39 (e)	295,000	296,417
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	55,000	58,041
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (e)	655,000	501,859
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/25	260,000	267,184
5% 11/1/36	1,500,000	1,620,275
TOTAL CONNECTICUT		37,218,716
Delaware - 0.0%
Delaware Gen. Oblig.:
Series 2019, 5% 2/1/30	294,000	326,657
Series 2020 A, 5% 1/1/31	294,000	332,585
TOTAL DELAWARE		659,242
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2021 D:
4% 2/1/27	380,000	391,293
5% 2/1/28	380,000	411,342
5% 2/1/29	505,000	558,895
Series 2021 E:
5% 2/1/27	1,285,000	1,359,654
5% 2/1/29	1,070,000	1,184,194
District of Columbia Rev. Series 2018, 5% 10/1/48	2,100,000	2,136,405
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	210,000	228,005
5% 10/1/32	265,000	287,419
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	1,290,000	983,711
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	3,010,000	2,828,821
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/28 (c)	335,000	351,426
5% 10/1/30 (c)	415,000	436,001
5% 10/1/31 (c)	75,000	78,787
5% 10/1/32 (c)	115,000	120,782
5% 10/1/33 (c)	55,000	57,752
5% 10/1/35 (c)	125,000	130,889
5% 10/1/42 (c)	255,000	262,122
Series 2019 A, 5% 10/1/25 (c)	180,000	183,606
Series 2020 A:
5% 10/1/26 (c)	650,000	673,742
5% 10/1/27 (c)	225,000	237,483
5% 10/1/28 (c)	115,000	123,565
TOTAL DISTRICT OF COLUMBIA		13,025,894
Florida - 4.0%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	90,000	91,622
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/25	265,000	265,260
Series 2015 C, 5% 10/1/24 (c)	130,000	130,419
Series 2017:
5% 10/1/25 (c)	15,000	15,226
5% 10/1/26 (c)	50,000	51,742
5% 10/1/27 (c)	50,000	52,656
5% 10/1/29 (c)	135,000	141,678
5% 10/1/30 (c)	35,000	36,771
5% 10/1/32 (c)	175,000	183,329
5% 10/1/33 (c)	65,000	68,078
5% 10/1/34 (c)	65,000	67,979
5% 10/1/35 (c)	75,000	78,258
5% 10/1/36 (c)	100,000	103,974
5% 10/1/37 (c)	115,000	119,101
5% 10/1/42 (c)	655,000	671,149
5% 10/1/47 (c)	305,000	310,673
Series 2019 A:
5% 10/1/29 (c)	1,120,000	1,215,290
5% 10/1/49 (c)	705,000	724,594
Series A:
5% 10/1/28 (c)	150,000	152,337
5% 10/1/30 (c)	175,000	177,820
5% 10/1/31 (c)	150,000	152,410
5% 10/1/32 (c)	140,000	142,237
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	35,000	36,347
Series 2015 A, 5% 7/1/27	50,000	50,968
Series 2015 B, 5% 7/1/24	140,000	140,385
Series 2016, 5% 7/1/32	110,000	113,173
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	220,000	228,884
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	105,000	106,931
5% 7/1/32	620,000	630,487
Series 2016 A, 5% 7/1/33	70,000	72,038
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	710,000	534,476
4% 8/15/45	3,620,000	3,235,019
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	2,965,000	3,267,363
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	1,000,000	1,021,379
Series 2023 C, 5%, tender 12/1/25 (b)	625,000	634,928
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	325,000	329,039
Series 2015 C:
5% 10/1/30	165,000	167,467
5% 10/1/40	100,000	100,593
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	110,000	114,055
5% 10/1/31	120,000	124,249
Series 2015 B:
5% 10/1/28	50,000	51,005
5% 10/1/30	90,000	91,650
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	50,000	50,652
Series 2016:
5% 10/1/24 (c)	150,000	150,513
5% 10/1/26 (c)	85,000	87,961
5% 10/1/27 (c)	50,000	52,656
Series 2017 A:
5% 10/1/25 (c)	15,000	15,235
5% 10/1/25 (Escrowed to Maturity) (c)	35,000	35,676
5% 10/1/27 (c)	25,000	26,328
5% 10/1/27 (Escrowed to Maturity) (c)	80,000	84,492
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (c)	150,000	158,170
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	165,000	173,987
5% 10/1/31 (c)	435,000	456,669
5% 10/1/34 (c)	305,000	318,979
5% 10/1/37 (c)	315,000	326,233
Series 2019 A, 5% 10/1/54 (c)	2,460,000	2,520,845
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	15,000	15,012
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2020 A, 3.5% 8/1/55	580,000	458,647
Hillsborough County Port District Series 2018 B, 5% 6/1/38 (c)	155,000	161,406
JEA Wtr. & Swr. Sys. Rev. Series 2024 A:
5% 10/1/28	950,000	1,037,153
5% 10/1/29	750,000	835,916
5% 10/1/30	4,950,000	5,625,185
5% 10/1/31	3,400,000	3,919,891
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/29 (c)	80,000	81,250
5% 10/1/31 (c)	70,000	71,125
5% 10/1/35 (c)	275,000	276,090
5% 10/1/38 (c)	95,000	95,936
Series 2016 A:
5% 10/1/29	75,000	77,731
5% 10/1/31	90,000	93,125
Series 2017 B, 5% 10/1/40 (c)	875,000	899,976
Series 2020 A, 4% 10/1/39	490,000	491,331
Miami-Dade County Cap. Asset Acquisition Series 2009, 0% 10/1/37	3,000,000	1,776,656
Miami-Dade County Expressway Auth.:
Series 2014 B, 5% 7/1/28	50,000	50,110
Series 2016 A:
5% 7/1/32	215,000	220,745
5% 7/1/33	185,000	189,903
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. of Florida Proj.) Series 2007, 4.625%, tender 11/1/24 (b)	7,325,000	7,336,719
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	205,000	207,695
Series 2016 A:
5% 5/1/30	380,000	392,700
5% 5/1/32	505,000	520,953
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	205,000	234,712
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	115,000	117,041
Osceola County Trans. Impt. Rev. Series 2019 A2:
0% 10/1/50	5,175,000	1,270,875
0% 10/1/51	2,600,000	600,708
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (c)	70,000	70,253
5% 10/1/27 (c)	50,000	51,432
5% 10/1/29 (c)	55,000	56,617
5% 10/1/30 (c)	95,000	97,871
5% 10/1/31 (c)	65,000	66,865
5% 10/1/32 (c)	100,000	102,855
5% 10/1/33 (c)	215,000	221,101
5% 10/1/34 (c)	230,000	236,110
5% 10/1/35 (c)	240,000	246,021
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/31	200,000	213,694
5% 11/1/33	350,000	376,280
5% 11/1/36	370,000	392,010
5% 11/1/38	400,000	414,968
5% 11/1/40	400,000	412,503
5% 11/1/42	500,000	514,241
Series 2019, 4% 8/15/49	5,725,000	5,289,627
Palm Beach County Health Facilities Auth. Rev.:
Series 2021 C, 4% 5/15/28	1,280,000	1,233,279
Series 2023 C, 7.625% 5/15/58	1,450,000	1,598,567
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	240,000	244,355
5% 8/1/29	300,000	305,208
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	430,000	424,560
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	255,000	263,882
5% 10/1/32	315,000	324,738
South Miami Health Facilities Auth. Hosp. Rev.:
(Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	125,000	127,196
5% 8/15/26	170,000	176,275
5% 8/15/27	115,000	121,625
5% 8/15/28	75,000	79,499
5% 8/15/30	165,000	174,218
5% 8/15/31	160,000	168,749
5% 8/15/32	115,000	121,038
5% 8/15/34	325,000	340,541
5% 8/15/35	215,000	224,539
5% 8/15/42	335,000	342,883
5% 8/15/47	495,000	503,830
Series 2017, 4% 8/15/47	10,390,000	9,639,423
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	55,000	55,277
Series 2015 A, 5% 12/1/40	110,000	110,418
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 B:
4% 7/1/45	1,230,000	1,178,598
5% 7/1/50	1,320,000	1,371,549
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/35	1,575,000	1,001,251
0% 9/1/37	235,000	133,853
0% 9/1/49	765,000	222,720
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	65,000	68,327
5% 10/15/49	125,000	130,076
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	50,000	51,331
5% 8/1/32 (Build America Mutual Assurance Insured)	255,000	261,333
TOTAL FLORIDA		77,281,612
Georgia - 2.9%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/25 (c)	140,000	142,229
Series 2022 B, 5% 7/1/34 (c)	1,005,000	1,126,396
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	930,000	636,092
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 9, 3.8%, tender 5/21/26 (b)	1,700,000	1,709,710
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	500,000	534,128
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	1,470,000	1,520,108
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	265,000	265,413
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	110,000	103,797
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	2,845,000	2,241,558
Georgia Gen. Oblig. Series 2022 A, 5% 7/1/33	1,025,000	1,209,368
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	325,000	336,226
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	190,000	194,592
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	295,000	297,974
4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	180,000	181,814
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	210,000	211,005
4% 1/1/41 (Assured Guaranty Muni. Corp. Insured)	150,000	149,851
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	155,000	170,549
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	295,000	323,599
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	175,000	191,966
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	260,000	285,086
5% 1/1/34 (Assured Guaranty Muni. Corp. Insured)	180,000	197,367
Georgia Road & Thruway Auth. Rev. Series 2020:
5% 6/1/31	585,000	663,316
5% 6/1/32	880,000	997,414
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	115,000	104,760
5% 8/1/39	105,000	105,500
5% 8/1/43	140,000	140,860
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	415,000	418,763
4% 7/1/43	435,000	427,742
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	16,725,000	16,857,629
Series 2021 C, 4%, tender 12/1/28 (b)	1,390,000	1,385,286
Series 2022 B, 5%, tender 6/1/29 (b)	1,790,000	1,875,021
Series 2022 E, 4%, tender 12/1/29 (b)	5,470,000	5,437,023
Series 2023 A, 5%, tender 6/1/30 (b)	6,860,000	7,226,258
Series 2023 C, 5%, tender 9/1/30 (b)	5,550,000	5,895,509
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.):
Series 2014, 5% 4/1/24 (Escrowed to Maturity)	255,000	255,000
Series 2021:
4% 4/1/37	295,000	304,165
5% 4/1/30	160,000	176,502
5% 4/1/36	165,000	183,740
Series 2020 B:
4% 9/1/37	395,000	412,879
4% 9/1/38	515,000	533,418
5% 9/1/25	365,000	374,232
TOTAL GEORGIA		55,803,845
Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2018 A:
5% 7/1/29 (c)	65,000	68,861
5% 7/1/30 (c)	75,000	79,608
5% 7/1/31 (c)	75,000	79,604
5% 7/1/32 (c)	75,000	79,583
5% 7/1/33 (c)	75,000	79,565
5% 7/1/48 (c)	4,170,000	4,270,081
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (c)	60,000	60,803
Honolulu City & County Gen. Oblig. Series 2022 A:
5% 11/1/24	250,000	252,220
5% 11/1/25	110,000	113,245
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	3,130,000	3,211,522
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/27	1,680,000	1,746,542
TOTAL HAWAII		10,041,634
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	30,000	29,721
Illinois - 10.7%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	465,000	464,968
Series 2015 C, 5.25% 12/1/39	85,000	84,999
Series 2016 B, 6.5% 12/1/46	100,000	104,580
Series 2017 A, 7% 12/1/46 (e)	140,000	152,089
Series 2017 C:
5% 12/1/24	290,000	291,544
5% 12/1/25	165,000	167,675
5% 12/1/26	100,000	102,816
5% 12/1/30	130,000	133,958
Series 2017 D:
5% 12/1/24	100,000	100,532
5% 12/1/31	150,000	154,027
Series 2018 A:
5% 12/1/25	100,000	101,621
5% 12/1/26	100,000	102,816
5% 12/1/28	240,000	252,049
5% 12/1/30	350,000	363,169
5% 12/1/32	100,000	103,740
5% 12/1/35	100,000	103,290
Series 2018 C, 5% 12/1/46	1,585,000	1,588,812
Series 2019 A:
5% 12/1/28	165,000	173,284
5% 12/1/30	340,000	357,166
5% 12/1/31	190,000	199,583
5% 12/1/33	455,000	477,617
Series 2022 A:
4% 12/1/47	1,500,000	1,339,826
5% 12/1/47	780,000	788,733
Series 2022 B:
4% 12/1/35	585,000	585,738
4% 12/1/36	1,005,000	997,045
Series 2023 A, 6% 12/1/49	12,500,000	13,882,289
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	295,000	308,932
Series 2019 A, 5% 1/1/40	700,000	727,344
Series 2020 A:
5% 1/1/29	870,000	933,662
5% 1/1/30	1,605,000	1,743,798
Series 2021 A:
5% 1/1/32	1,530,000	1,669,872
5% 1/1/34	260,000	282,976
Series 2023 A:
5.25% 1/1/37	1,950,000	2,140,238
5.25% 1/1/38	2,290,000	2,494,639
5.5% 1/1/40	2,250,000	2,468,269
5.5% 1/1/43	5,725,000	6,097,009
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/34 (c)	130,000	130,003
Series 2016 A:
4% 1/1/33 (c)	375,000	376,288
5% 1/1/28 (c)	100,000	101,687
Series 2016 B:
4% 1/1/35	80,000	80,596
5% 1/1/36	100,000	102,335
5% 1/1/37	135,000	137,864
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (c)	305,000	307,471
Series 2015 C, 5% 1/1/46 (c)	120,000	120,216
Series 2016 B, 5% 1/1/34	310,000	318,858
Series 2016 C:
5% 1/1/33	140,000	144,020
5% 1/1/34	160,000	164,572
Series 2016 G:
5% 1/1/37 (c)	100,000	103,068
5% 1/1/42 (c)	100,000	101,960
5.25% 1/1/29 (c)	20,000	20,829
5.25% 1/1/31 (c)	20,000	20,875
Series 2017 A, 5% 1/1/31	180,000	189,023
Series 2017 B:
5% 1/1/35	105,000	109,720
5% 1/1/37	430,000	447,065
Series 2017 C:
5% 1/1/30	30,000	31,490
5% 1/1/31	30,000	31,504
5% 1/1/32	30,000	31,418
Series 2017 D:
5% 1/1/28 (c)	150,000	155,450
5% 1/1/29 (c)	125,000	129,470
5% 1/1/32 (c)	135,000	140,013
5% 1/1/34 (c)	205,000	212,538
5% 1/1/35 (c)	150,000	155,383
5% 1/1/36 (c)	190,000	196,456
5% 1/1/37 (c)	100,000	103,068
Series 2018 A:
5% 1/1/37 (c)	1,030,000	1,085,873
5% 1/1/39 (c)	1,005,000	1,048,347
5% 1/1/48 (c)	165,000	169,026
5% 1/1/53 (c)	285,000	291,179
Series 2018 B, 4% 1/1/44	2,005,000	1,963,384
Series 2022 A:
4.5% 1/1/48 (c)	4,700,000	4,657,092
5% 1/1/30 (c)	225,000	244,639
5% 1/1/31 (c)	230,000	253,450
Series 2022 C:
5% 1/1/28 (c)	690,000	726,583
5% 1/1/29 (c)	500,000	535,033
5% 1/1/30 (c)	810,000	880,700
5% 1/1/31 (c)	600,000	661,173
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	135,000	138,135
5% 7/1/48 (c)	1,140,000	1,143,244
Chicago Transit Auth. Series 2022 A, 4% 12/1/49	6,000,000	5,662,097
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	15,000	15,168
5% 6/1/26	10,000	10,285
Cook County Gen. Oblig.:
Series 2016 A:
5% 11/15/26	290,000	302,617
5% 11/15/27	140,000	145,357
5% 11/15/28	185,000	192,173
5% 11/15/29	230,000	238,859
5% 11/15/30	255,000	265,276
Series 2021 A, 5% 11/15/33	550,000	614,057
Series 2021 B:
4% 11/15/25	215,000	216,735
4% 11/15/26	110,000	112,351
4% 11/15/27	110,000	113,753
4% 11/15/28	55,000	57,227
Cook County Ill High School District # Series 2021 A:
2% 12/15/33	175,000	147,759
2% 12/15/34	180,000	149,882
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	1,000,000	1,001,066
Illinois Fin. Auth.:
Bonds Series 2022 B1, 5%, tender 8/15/25 (b)	2,905,000	2,947,824
Series 2020 A:
3% 5/15/50	2,650,000	1,913,584
3% 5/15/50 (Build America Mutual Assurance Insured)	1,045,000	794,055
3.25% 8/15/49	465,000	356,368
4% 5/15/50	1,760,000	1,596,205
Series 2021 A, 3% 8/15/48	4,100,000	3,107,175
Series 2022 A:
5% 10/1/35	330,000	345,929
5.5% 10/1/39	750,000	787,232
Series 2023 A:
5% 5/15/33	400,000	472,694
5% 5/15/34	450,000	524,519
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	2,785,000	2,385,901
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	60,000	62,484
5% 8/1/30	45,000	46,856
5% 8/1/32	60,000	62,362
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	50,000	50,648
5% 10/1/29	50,000	52,052
5% 10/1/30	50,000	52,117
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	1,585,000	1,521,104
5% 5/15/43	2,105,000	2,151,539
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	60,000	59,765
4% 2/15/33	15,000	15,220
5% 2/15/29	310,000	323,233
5% 2/15/36	70,000	72,291
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	50,000	50,130
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	25,000	25,315
Series 2013:
5% 11/15/28	145,000	145,030
5% 11/15/29	70,000	70,018
Series 2015 A, 4% 11/15/39	3,825,000	3,573,235
Series 2015 C, 4.125% 8/15/37	45,000	43,478
Series 2016 A:
5% 2/15/29	260,000	267,873
5% 2/15/30	275,000	283,663
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,441
5% 2/15/31	220,000	227,006
5% 2/15/32	215,000	221,824
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	30,000	31,235
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	25,000	25,947
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	130,000	135,351
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	105,000	108,979
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	30,000	31,306
Series 2016 B:
5% 8/15/31	375,000	393,190
5% 8/15/32	305,000	318,833
5% 8/15/34	380,000	396,238
5% 8/15/36	530,000	549,468
Series 2016 C:
3.75% 2/15/34	75,000	75,183
4% 2/15/36	315,000	318,028
4% 2/15/41	1,855,000	1,806,125
5% 2/15/31	1,415,000	1,475,212
5% 2/15/32	225,000	234,225
5% 2/15/34	180,000	186,707
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	5,000	5,105
5% 5/15/29	65,000	66,982
5% 12/1/29	85,000	87,618
5% 5/15/30	135,000	139,084
5% 12/1/33	115,000	118,616
Series 2017 A, 5% 8/1/42	45,000	45,348
Series 2017:
5% 1/1/29	170,000	178,340
5% 7/1/34	285,000	299,141
5% 7/1/35	240,000	251,721
Series 2019, 4% 9/1/35	145,000	128,320
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	185,000	185,183
5% 2/1/26	140,000	140,144
5% 4/1/28	115,000	115,124
5% 5/1/28	110,000	110,132
5% 2/1/39	865,000	865,295
5.25% 2/1/31	20,000	20,031
Series 2016:
5% 6/1/26	60,000	62,060
5% 2/1/27	340,000	355,977
Series 2017 C, 5% 11/1/29	870,000	922,317
Series 2017 D, 5% 11/1/27	1,050,000	1,115,974
Series 2020 C, 4.125% 10/1/36	3,000,000	3,042,183
Series 2020, 5.5% 5/1/39	6,230,000	6,855,304
Series 2021 A:
4% 3/1/39	1,180,000	1,174,752
5% 3/1/34	1,035,000	1,149,971
5% 3/1/46	2,165,000	2,271,437
Series 2022 A:
5% 3/1/29	645,000	701,293
5% 3/1/31	705,000	789,603
5% 3/1/36	1,820,000	2,026,559
Series 2023 B:
5.25% 5/1/39	3,810,000	4,234,807
5.25% 5/1/41	1,330,000	1,462,718
Series 2023 D:
4% 7/1/37	9,500,000	9,593,090
5% 7/1/29	3,210,000	3,512,667
Series June 2016, 3.5% 6/1/29	1,375,000	1,364,351
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	795,000	766,990
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 2023, 4%, tender 6/1/25 (b)	1,665,000	1,662,877
Series 2019, 2.9% 7/1/35	426,748	378,473
Illinois Hsg. Dev. Auth. Rev.:
Series 2019 D, 2.7% 10/1/34	310,000	276,452
Series D, 3.75% 4/1/50	60,000	59,173
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	205,000	208,022
Illinois Sales Tax Rev. Series 2024 A:
5% 6/15/31	2,845,000	3,240,153
5% 6/15/32	2,385,000	2,755,589
5% 6/15/33	3,445,000	4,034,463
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	355,000	365,322
Series 2019 A, 5% 1/1/44	140,000	148,917
Series 2021 A, 5% 1/1/43	4,670,000	5,091,994
Series A:
5% 1/1/40	335,000	371,616
5% 1/1/41	880,000	960,265
5% 1/1/45	2,975,000	3,189,213
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	355,000	361,284
5% 2/1/35	255,000	259,243
5% 2/1/36	435,000	441,470
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	3,150,000	1,382,161
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	15,000,000	6,183,630
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	1,540,000	598,073
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	185,000	63,817
Series 2012 B, 0% 12/15/51	660,000	161,446
Series 1994:
0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	289,410
0% 6/15/29 (FGIC Insured)	445,000	371,979
Series 1996 A, 0% 6/15/24	155,000	153,708
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	260,000	173,349
Series 2002:
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	485,000	371,629
0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,445,000	1,518,538
Series 2017 B:
0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	5,000,000	1,044,099
5% 12/15/25	50,000	51,094
5% 12/15/26	165,000	171,142
5% 12/15/27	20,000	21,102
5% 12/15/31	35,000	36,823
5% 12/15/34	20,000	21,010
Series 2020 A, 5% 6/15/50	560,000	575,229
Series 2020 B, 5% 6/15/42	675,000	709,277
Series 2022 A:
0% 12/15/36	65,000	38,744
0% 12/15/39	515,000	257,938
0% 12/15/40	430,000	203,310
0% 12/15/41	1,225,000	547,834
4% 6/15/52	5,875,000	5,329,902
Northern Illinois Univ. Revs. Series 2020 B, 5% 4/1/34 (Build America Mutual Assurance Insured)	395,000	418,181
Peoria County Gen. Oblig. Series 2023 A, 4% 1/1/39 (Assured Guaranty Muni. Corp. Insured)	1,145,000	1,146,651
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	1,275,000	1,319,760
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	140,000	144,915
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/33	2,235,000	2,566,133
Series 2023 D, 5% 1/1/35	1,255,000	1,435,587
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	1,505,000	1,604,995
Univ. of Illinois Rev.:
Series 2018 A, 5% 4/1/30	210,000	225,529
Series 2023:
5% 10/1/28	475,000	508,324
5% 10/1/29	970,000	1,051,513
5% 10/1/30	1,150,000	1,263,386
5% 10/1/31	1,825,000	2,022,551
5% 10/1/32	1,350,000	1,510,247
5.5% 10/1/39	1,360,000	1,551,067
5.5% 10/1/40	615,000	697,054
5.5% 10/1/41	1,660,000	1,876,639
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	265,000	241,354
0% 11/1/26	45,000	41,403
TOTAL ILLINOIS		207,840,958
Indiana - 0.4%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	90,000	82,950
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	140,000	129,828
Indiana Fin. Auth. Health Sys. Rev.:
Bonds Series 2023 B1, 5%, tender 7/1/28 (b)	2,010,000	2,138,713
Series 2016 A, 4% 11/1/51	3,100,000	2,828,664
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	355,000	362,588
Series 2016:
5% 9/1/26	65,000	67,440
5% 9/1/27	30,000	31,173
5% 9/1/28	155,000	161,274
5% 9/1/29	75,000	78,147
5% 9/1/30	70,000	73,019
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	515,000	567,103
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	180,000	152,111
Series 2021 B, 3% 7/1/50	120,000	115,960
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A, 5% 2/1/49	340,000	354,657
Series 2016:
4% 1/1/32 (c)	50,000	50,332
4% 1/1/33 (c)	50,000	50,220
4% 1/1/34 (c)	65,000	65,135
4% 1/1/35 (c)	140,000	140,191
5% 1/1/26 (c)	55,000	56,047
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	60,000	64,909
5% 7/1/35	120,000	129,425
5% 7/1/36	130,000	139,637
5% 7/1/37	120,000	128,300
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	495,000	514,343
Series 2020, 4% 4/1/37	245,000	245,413
TOTAL INDIANA		8,727,579
Iowa - 0.4%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	1,205,000	855,330
Series A:
5% 5/15/43	70,000	65,338
5% 5/15/48	710,000	637,532
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	4,580,000	4,769,509
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/29 (c)	310,000	328,879
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/34	295,000	308,385
4% 6/1/36	295,000	304,946
4% 6/1/39	295,000	298,473
5% 6/1/32	265,000	294,710
Series 2021 B1, 4% 6/1/49	355,000	358,231
TOTAL IOWA		8,221,333
Kentucky - 2.6%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	655,000	562,768
Boyle County Edl. Facilities Rev. Series 2023 A, 5% 6/1/39	6,010,000	6,568,315
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	80,000	82,414
5% 1/1/31	75,000	77,168
5% 1/1/32	75,000	77,161
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/49	930,000	958,223
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	1,750,000	1,780,561
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	50,000	51,807
5% 5/1/29	275,000	295,694
5% 5/1/32	70,000	75,056
5% 5/1/33	55,000	58,962
5% 5/1/34	65,000	69,601
5% 5/1/35	40,000	42,902
5% 5/1/36	30,000	31,992
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	3,015,000	3,190,483
Series 2024 A1, 5.25%, tender 2/1/32 (b)	5,465,000	5,934,576
Series A, 4%, tender 6/1/26 (b)	2,760,000	2,754,588
Series 2024 A1:
5% 8/1/29	2,405,000	2,497,299
5% 8/1/30	2,400,000	2,521,525
5% 8/1/31	2,605,000	2,764,681
Series A, 4% 6/1/24	145,000	144,864
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	130,000	133,838
Series 2020 D, 5%, tender 10/1/29 (b)	155,000	167,540
Series 2023 B, 5%, tender 10/1/29 (b)	8,260,000	8,910,247
Series 2020 A:
3% 10/1/43	1,950,000	1,512,738
5% 10/1/37	360,000	380,987
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	9,375,000	9,459,320
TOTAL KENTUCKY		51,105,310
Louisiana - 0.5%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	520,000	564,389
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	145,000	146,989
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/49	6,440,000	5,996,114
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/28	100,000	104,770
5% 12/15/29	70,000	73,409
5% 12/15/30	140,000	146,856
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (c)	265,000	266,879
5% 1/1/31 (c)	125,000	125,875
Series 2017 B:
5% 1/1/27 (c)	20,000	20,718
5% 1/1/28 (c)	10,000	10,326
5% 1/1/32 (c)	20,000	20,743
5% 1/1/33 (c)	35,000	36,295
5% 1/1/34 (c)	10,000	10,368
5% 1/1/35 (c)	20,000	20,718
5% 1/1/37 (c)	295,000	304,051
Series 2017 D2:
5% 1/1/27 (c)	25,000	25,898
5% 1/1/28 (c)	35,000	36,142
5% 1/1/31 (c)	30,000	31,119
5% 1/1/33 (c)	50,000	51,850
5% 1/1/34 (c)	60,000	62,206
5% 1/1/36 (c)	45,000	46,529
5% 1/1/37 (c)	80,000	82,454
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,470,000	1,459,644
TOTAL LOUISIANA		9,644,342
Maine - 0.3%
Brunswick Series 2020, 2.25% 11/1/35	380,000	320,294
City of South Portland Series 2022 C, 2.5% 7/15/32	1,355,000	1,250,116
Lewiston 52850C Series 2021:
1.5% 2/15/34	1,435,000	1,121,343
1.75% 2/15/40	1,270,000	850,769
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	120,000	106,380
4% 7/1/46	165,000	137,676
5% 7/1/41	525,000	513,810
5% 7/1/46	1,400,000	1,273,522
Series 2017 B:
4% 7/1/25	20,000	20,065
4% 7/1/31	35,000	35,608
4% 7/1/32	25,000	25,393
4% 7/1/34	50,000	50,719
5% 7/1/26	15,000	15,485
5% 7/1/28	25,000	26,291
5% 7/1/29	20,000	21,008
5% 7/1/33	50,000	52,680
5% 7/1/35	40,000	42,038
Maine Hsg. Auth. Mtg. Series 2022 E, 5% 11/15/52	370,000	379,312
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	55,000	55,978
5% 7/1/36	130,000	131,803
5% 7/1/38	35,000	35,349
TOTAL MAINE		6,465,639
Maryland - 1.5%
Anne Arundel County Gen. Oblig. Series 2021:
3% 10/1/37	1,710,000	1,587,001
5% 4/1/28	1,240,000	1,348,477
Baltimore Proj. Rev. (Wtr. Projs.) Series 2020 A:
4% 7/1/45	585,000	575,830
5% 7/1/50	645,000	684,940
City of Westminster Series 2016:
5% 11/1/27	130,000	133,999
5% 11/1/28	140,000	144,570
5% 11/1/29	145,000	150,030
5% 11/1/30	155,000	160,292
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	145,000	138,024
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	485,000	480,981
Series 2019 C, 3.5% 3/1/50	995,000	975,831
Series 2023 E, 6.25% 3/1/54	410,000	447,278
Maryland Dept. of Trans. Series 2021 B:
4% 8/1/51 (c)	530,000	490,271
5% 8/1/46 (c)	1,175,000	1,232,027
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	65,000	68,302
5% 6/1/35	100,000	104,623
Maryland Gen. Oblig.:
Series 2022 2C, 4% 3/1/29	1,260,000	1,338,142
Series 2022 2D, 4% 8/1/28	2,500,000	2,634,915
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	1,540,000	1,553,663
Series 2021 A:
3% 7/1/46	3,970,000	3,131,220
3% 7/1/51	1,385,000	1,033,332
4% 6/1/55	200,000	165,095
5% 6/1/29	55,000	57,625
5% 6/1/33	130,000	137,649
Series 2023, 5% 7/1/26	600,000	618,237
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	85,000	78,703
5% 7/1/35	35,000	35,876
Maryland Stadium Auth. Series 2022 A:
5% 6/1/47	1,935,000	2,079,685
5% 6/1/52	455,000	485,110
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	260,000	255,025
Maryland Stadium Auth. Rev. Series 2018 A, 5% 5/1/33	1,000,000	1,074,498
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	1,940,000	1,856,538
2.625% 6/1/27 (c)	1,590,000	1,509,561
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/27	720,000	769,025
5% 10/1/28	1,055,000	1,149,725
TOTAL MARYLAND		28,686,100
Massachusetts - 2.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2016 A, 0% 7/1/32	2,230,000	1,638,817
Series 2021 A1, 5% 7/1/34	1,100,000	1,268,338
Massachusetts Clean Wtr. Trust Series 2023 25B:
5% 2/1/38	1,200,000	1,392,470
5% 2/1/39	1,210,000	1,394,218
5% 2/1/41	1,000,000	1,139,305
5% 2/1/43	1,000,000	1,127,947
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/37	1,500,000	1,615,130
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	85,000	86,216
(Newbridge On The Charles Proj.) Series 2017, 5% 10/1/57 (e)	1,750,000	1,733,137
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	195,000	209,905
5% 7/1/34	215,000	230,392
Series 2017, 4% 7/1/41	505,000	490,558
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	50,000	45,612
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	50,000	51,300
5% 10/1/28	55,000	56,521
5% 10/1/29	55,000	56,578
5% 10/1/31	60,000	61,678
5% 10/1/32	65,000	66,762
Series 2016:
5% 10/1/29	50,000	51,978
5% 10/1/30	75,000	78,029
5% 7/1/31	85,000	87,574
5% 10/1/31	80,000	83,224
5% 10/1/43	440,000	443,322
Series 2019 A, 5% 7/1/26	795,000	801,699
Series 2019, 5% 9/1/59	465,000	483,350
Series 2020 A:
4% 7/1/45	930,000	829,130
5% 10/15/29	1,470,000	1,666,001
Series 2021 V, 5% 7/1/55	1,595,000	1,882,040
Series 2022, 5% 10/1/38	2,500,000	2,851,826
Series J2, 5% 7/1/53	2,055,000	2,092,457
Series M:
4% 10/1/50	930,000	784,203
5% 10/1/45	700,000	703,816
Massachusetts Edl. Fing. Auth. Rev.:
Series 2016, 5% 7/1/24 (c)	410,000	410,780
Series 2017 A, 5% 7/1/25 (c)	1,140,000	1,158,705
Series 2019 B, 5% 7/1/27 (c)	200,000	206,041
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	295,000	308,858
Series 2019 C, 5% 5/1/49	460,000	482,997
Series D, 5% 7/1/45	1,110,000	1,192,911
Series E, 5% 11/1/45	5,645,000	6,086,742
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	730,000	705,500
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	105,000	109,652
5% 7/1/34	55,000	57,415
5% 7/1/38	80,000	82,843
Series 2016 B, 5% 7/1/43 (c)	435,000	441,744
Series 2019 A, 5% 7/1/40 (c)	145,000	152,106
Series 2021 E:
5% 7/1/37 (c)	1,205,000	1,308,321
5% 7/1/41 (c)	2,040,000	2,167,414
5% 7/1/46 (c)	390,000	408,493
5% 7/1/51 (c)	2,645,000	2,742,739
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (c)	435,000	448,009
TOTAL MASSACHUSETTS		43,974,803
Michigan - 0.9%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/46	160,000	163,386
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	605,000	440,879
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	125,000	130,952
5% 7/1/48	535,000	553,849
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	120,000	123,711
Lansing Board of Wtr. & Lt. Util. Rev. Bonds Series 2021 B, 2%, tender 7/1/26 (b)	3,560,000	3,381,859
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	240,000	246,249
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	10,000	10,250
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	155,000	163,187
Series 2015 MI, 5% 12/1/24	225,000	226,790
Series 2019 A, 3% 12/1/49	815,000	623,384
Series 2020 A, 4% 6/1/49	1,725,000	1,576,363
Series 2021:
4% 9/1/39	175,000	173,598
4% 9/1/40	175,000	171,391
4% 9/1/41	145,000	140,563
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	70,000	74,183
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	5,000	5,368
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series 2019 A1, 3.6% 10/1/60	4,335,000	3,492,335
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,335,000	1,308,344
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	1,280,000	873,597
Oakland Univ. Rev. Series 2019:
5% 3/1/40	300,000	316,721
5% 3/1/41	315,000	331,621
5% 3/1/44	615,000	643,557
5% 3/1/50	1,000,000	1,035,094
Portage Pub. Schools Series 2016:
5% 11/1/30	145,000	149,722
5% 11/1/31	130,000	133,943
5% 11/1/36	15,000	15,376
Univ. of Michigan Rev. Series 2020 A, 4% 4/1/45	440,000	436,827
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	75,000	76,796
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	60,000	61,373
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	60,000	61,230
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	65,000	66,108
5% 12/1/31	20,000	21,280
5% 12/1/32	20,000	21,276
5% 12/1/34	35,000	37,185
5% 12/1/35	30,000	31,799
5% 12/1/37	20,000	20,982
Series 2017 B:
5% 12/1/29 (c)	30,000	31,403
5% 12/1/30 (c)	35,000	36,665
5% 12/1/31 (c)	40,000	41,895
5% 12/1/32 (c)	25,000	26,241
5% 12/1/32 (c)	30,000	31,416
5% 12/1/34 (c)	30,000	31,428
5% 12/1/35 (c)	30,000	31,345
5% 12/1/37 (c)	45,000	46,646
5% 12/1/42 (c)	50,000	51,284
Series 2018 B, 5% 12/1/48 (c)	295,000	301,712
Series 2018 D, 5% 12/1/29 (c)	235,000	249,683
TOTAL MICHIGAN		18,220,846
Minnesota - 1.3%
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	140,000	142,324
Series 2017, 5% 5/1/25	40,000	40,346
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	1,084,947	866,357
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	7,700,000	8,358,583
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	40,000	42,066
5% 10/1/45	85,000	85,779
Minnesota Hsg. Fin. Agcy.:
Series 2022 M, 6% 1/1/53	7,065,000	7,520,026
Series 2023 E, 6.25% 7/1/54	370,000	403,967
Series 2023 F, 5.75% 7/1/53	310,000	329,910
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/27 (c)	1,125,000	1,165,297
5% 11/1/28 (c)	1,400,000	1,465,082
5% 11/1/29 (c)	2,000,000	2,132,074
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	30,000	30,064
Sauk Rapids Minn Independent School District # 47 Series 2020 A:
2.5% 2/1/37	2,785,000	2,369,859
2.5% 2/1/38	1,000,000	825,629
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	370,000	360,498
TOTAL MINNESOTA		26,137,861
Mississippi - 0.2%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	5,510,000	4,127,652
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	350,000	338,009
5% 6/1/27	210,000	220,911
TOTAL MISSISSIPPI		4,686,572
Missouri - 0.3%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	35,000	36,583
5% 3/1/31	80,000	83,563
5% 3/1/36	155,000	161,080
Series 2021, 4% 3/1/46	650,000	617,234
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2019 B, 5% 3/1/38 (c)	145,000	151,509
Missouri Health & Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	50,000	49,702
3.25% 2/1/28	50,000	49,955
5% 2/1/29	65,000	66,197
5% 2/1/31	130,000	132,494
5% 2/1/33	145,000	147,627
5% 2/1/36	135,000	137,502
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.):
Series 2021 C, 3.25% 11/1/52	405,000	393,341
Series 2023 E, 6.5% 5/1/54	940,000	1,061,378
Series 2019, 4% 5/1/50	30,000	29,752
Series 2021 A, 3% 5/1/52	655,000	632,402
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	75,000	72,612
5.25% 9/1/53	1,335,000	1,296,017
TOTAL MISSOURI		5,118,948
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	15,000	14,929
Series 2019 B, 4% 6/1/50	20,000	19,834
Series 2022 C, 6% 6/1/53	2,150,000	2,286,393
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	2,510,000	1,811,570
TOTAL MONTANA		4,132,726
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	5,025,000	5,314,169
Series 2019, 4%, tender 8/1/25 (b)	6,790,000	6,805,872
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	50,000	51,182
5% 7/1/36	35,000	36,737
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	440,000	315,348
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	75,000	73,917
Series 2019 E, 3.75% 9/1/49 (c)	80,000	78,662
Series 2020 A, 3.5% 9/1/50	1,315,000	1,287,792
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	125,000	127,163
5% 1/1/40	55,000	55,729
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (c)	15,000	15,328
5% 12/15/25 (Escrowed to Maturity) (c)	5,000	5,121
5% 12/15/26 (c)	40,000	41,615
5% 12/15/26 (Escrowed to Maturity) (c)	35,000	36,516
5% 12/15/27 (c)	30,000	30,983
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,867
5% 12/15/30 (c)	40,000	41,448
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (c)	35,000	36,516
5% 12/15/31 (c)	20,000	20,721
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,867
5% 12/15/33 (c)	20,000	20,714
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (c)	20,000	20,867
5% 12/15/35 (c)	55,000	56,817
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (c)	45,000	46,950
5% 12/15/36 (c)	15,000	15,448
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (c)	10,000	10,433
TOTAL NEBRASKA		14,587,782
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2014 A2, 5% 7/1/30	140,000	140,402
Series 2019 A, 5% 7/1/26	570,000	593,463
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 B, 4% 10/1/49	55,000	54,547
Series 2021 B, 3% 10/1/51	2,350,000	2,259,792
TOTAL NEVADA		3,048,204
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	780,000	597,281
5% 8/15/26	190,000	195,266
Nat'l. Fin. Auth. Rev. (Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	520,000	537,173
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	415,139	404,429
Series 2023 2A, 3.875% 1/20/38	3,558,638	3,316,550
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	60,000	63,297
5% 8/1/29	55,000	58,066
5% 8/1/30	50,000	52,759
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/30	130,000	139,937
5% 7/1/32	195,000	209,683
5% 7/1/33	175,000	187,883
5% 7/1/34	270,000	289,329
5% 7/1/35	285,000	304,552
5% 7/1/36	300,000	319,222
5% 7/1/37	260,000	275,307
Series 2017, 5% 7/1/44	665,000	633,636
Series 2023 B, 5% 11/1/43 (c)	1,205,000	1,286,054
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	140,000	139,798
5% 7/1/24	50,000	50,018
5% 7/1/25	60,000	60,040
5% 7/1/27	25,000	25,003
Series 2016:
4% 10/1/38	120,000	115,107
5% 10/1/24	105,000	105,420
5% 10/1/25	105,000	106,950
5% 10/1/29	340,000	350,407
5% 10/1/31	265,000	273,560
5% 10/1/33	205,000	211,631
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	2,383,823	2,263,834
New Hampshire St Hsg. Fin. Series 2023 4:
3.625% 4/1/26	415,000	411,993
3.7% 1/1/27	1,335,000	1,321,353
TOTAL NEW HAMPSHIRE		14,305,538
New Jersey - 7.3%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	55,000	57,275
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	130,000	135,238
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	65,000	67,464
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	65,000	67,384
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	100,000	69,278
Series 2015, 5.25% 6/15/27	400,000	408,157
Series 2020 A, 4% 11/1/44	1,015,000	992,607
Series 2023 RRR, 5% 3/1/25	3,750,000	3,799,053
Series A:
5% 11/1/31	665,000	734,309
5% 11/1/36	745,000	812,183
Series QQQ:
4% 6/15/46	850,000	824,263
4% 6/15/50	4,215,000	4,016,276
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	66,166
Series 2014 RR, 5% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	70,000	70,155
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	90,000	90,181
Series LLL, 5% 6/15/44	335,000	353,841
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	6,160,000	6,148,706
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	105,000	108,581
5% 7/1/32	120,000	124,100
New Jersey Gen. Oblig.:
Series 2020 A:
5% 6/1/26	4,305,000	4,467,096
5% 6/1/29	325,000	359,510
Series 2021, 2% 6/1/36	525,000	416,557
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/27	40,000	41,481
5% 7/1/28	20,000	20,735
5% 7/1/28 (Pre-Refunded to 7/1/26 @ 100)	2,730,000	2,827,328
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	35,000	36,286
5% 7/1/30	50,000	51,871
Series 2016:
4% 7/1/48	1,610,000	1,473,382
5% 7/1/41	185,000	186,087
Series 2021, 3% 7/1/39	590,000	497,237
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/25 (c)	1,000,000	1,018,145
Series 2017 1A:
5% 12/1/24 (c)	2,600,000	2,618,639
5% 12/1/25 (c)	2,500,000	2,545,363
5% 12/1/26 (c)	1,970,000	2,023,766
Series 2018 B:
5% 12/1/25 (c)	215,000	218,901
5% 12/1/26 (c)	305,000	313,324
5% 12/1/27 (c)	750,000	778,728
5% 12/1/28 (c)	1,000,000	1,044,803
Series 2019 A, 5% 12/1/25	95,000	97,418
Series 2020:
5% 12/1/24 (c)	425,000	427,963
5% 12/1/24 (c)	205,000	206,429
5% 12/1/27 (c)	165,000	171,149
5% 12/1/28 (c)	295,000	310,048
Series 2022 A:
5% 12/1/25 (c)	550,000	559,980
5% 12/1/26 (c)	205,000	210,595
Series 2022 B, 5% 12/1/26 (c)	2,100,000	2,157,314
Series 2023 A, 5% 12/1/31 (c)	2,375,000	2,566,722
Series 2023 B, 5% 12/1/31 (c)	7,590,000	8,202,704
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C:
5% 5/1/26 (c)	1,675,000	1,694,077
5% 5/1/27 (c)	1,765,000	1,794,279
5% 11/1/27 (c)	1,795,000	1,831,621
5% 5/1/28 (c)	1,835,000	1,877,642
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	3,225,000	3,361,671
Series 2018 B, 5% 6/1/46	6,170,000	6,273,863
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	235,000	237,868
Series 2022 B, 5% 1/1/46	7,000,000	7,652,503
Series 2024, 5% 1/1/30 (i)	2,380,000	2,617,369
Series D, 5% 1/1/28	245,000	254,122
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,460,000	1,536,449
Series 2006 C:
0% 12/15/25	2,500,000	2,360,132
0% 12/15/30 (FGIC Insured)	2,420,000	1,954,701
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	1,650,000	1,216,039
0% 12/15/36 (AMBAC Insured)	3,000,000	1,884,266
Series 2010 A:
0% 12/15/27	690,000	610,971
0% 12/15/36	5,000,000	3,120,922
Series 2014 BB2, 5% 6/15/33	1,280,000	1,450,239
Series 2016 A:
5% 6/15/27	135,000	139,979
5% 6/15/29	115,000	118,920
Series 2018 A, 5% 12/15/34	195,000	210,702
Series 2019 BB, 4% 6/15/50	3,540,000	3,373,100
Series 2021 A:
4% 6/15/34	170,000	177,930
5% 6/15/32	360,000	408,320
Series 2022 A:
4% 6/15/40	220,000	223,269
4% 6/15/41	945,000	952,961
Series 2022 AA:
5% 6/15/29	295,000	324,275
5% 6/15/30	1,625,000	1,817,458
5% 6/15/33	380,000	436,756
Series 2022 BB:
4% 6/15/46	1,750,000	1,697,013
4% 6/15/50	1,205,000	1,151,840
Series 2023 BB, 5.25% 6/15/50	25,000,000	27,378,545
Series AA:
4% 6/15/36	280,000	289,862
4% 6/15/45	2,510,000	2,445,532
4% 6/15/50	3,210,000	3,068,388
5% 6/15/38	315,000	346,159
Series BB, 5% 6/15/33	1,265,000	1,370,110
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 5% 11/1/39	750,000	809,526
TOTAL NEW JERSEY		143,264,157
New Mexico - 1.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/24 (c)	295,000	296,052
5% 9/1/26 (c)	945,000	970,752
5% 9/1/27 (c)	445,000	461,975
5% 9/1/29 (c)	175,000	186,764
New Mexico Mtg. Fin. Auth.:
Series 2019 D, 3.75% 1/1/50	75,000	73,892
Series 2021 C, 3% 1/1/52	1,980,000	1,907,647
Series 2021 D, 3% 7/1/52	9,525,000	9,168,619
Series 2023 C, I 5.75% 3/1/54	1,045,000	1,121,852
Series 2023, 6.5% 9/1/54	7,500,000	8,311,536
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	20,000	20,097
5% 5/15/39	15,000	14,703
5% 5/15/44	15,000	14,093
5% 5/15/49	30,000	27,175
TOTAL NEW MEXICO		22,575,157
New York - 7.4%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	65,000	66,597
4% 7/1/34	65,000	66,556
Series 2017:
5% 12/1/24 (e)	100,000	99,742
5% 12/1/25 (e)	100,000	99,505
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	630,000	591,795
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	1,300,000	1,286,043
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	760,000	814,470
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (j)	500,000	507,116
Series 2016 E, 5% 8/1/28	220,000	229,291
Series 2023 C, 5% 8/1/25	3,000,000	3,071,388
Series 2023 D, 5% 8/1/25	2,000,000	2,047,592
Series A, 5% 8/1/26	295,000	307,956
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	355,000	336,841
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,435,000	2,282,567
Series 2021, 0.6%, tender 7/1/25 (b)	490,000	465,414
Series 2022 F 2B, 3.4%, tender 12/22/26 (b)	4,100,000	4,054,970
Series 2023 A2:
3.7%, tender 12/30/27 (b)	2,045,000	2,046,054
3.73%, tender 12/29/28 (b)	2,280,000	2,275,075
Series 2023 D, 4.3%, tender 11/1/28 (b)	1,635,000	1,658,090
Series 2019 J, 3.05% 11/1/49	650,000	507,862
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	3,785,000	4,132,713
Series GG 1, 5% 6/15/48	5,265,000	5,595,097
New York City Transitional Fin. Auth. Series 2024:
5% 11/1/30	7,000,000	7,991,165
5% 11/1/32	5,005,000	5,901,707
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	90,000	91,524
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	585,000	615,679
Series 2018 B, 5% 8/1/45	1,860,000	1,937,927
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	1,000,000	1,149,513
New York Dorm. Auth. Rev.:
Series 2022 A:
5% 7/15/37	120,000	126,673
5% 7/15/42	340,000	350,280
5% 7/15/50	880,000	890,315
Series 2022:
4% 7/1/36	445,000	464,136
4% 7/1/38	140,000	143,915
4% 7/1/40	235,000	238,550
5% 7/1/34	295,000	337,166
5% 7/1/35	295,000	335,837
5% 7/1/37	485,000	544,800
5% 7/1/39	145,000	160,851
5% 7/1/41	260,000	284,978
5% 7/1/57	3,730,000	3,642,688
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1:
5% 11/15/29	145,000	147,254
5% 11/15/45	375,000	377,151
Series 2017 C1, 5% 11/15/30	990,000	1,059,397
Series 2017 D, 5% 11/15/30	2,120,000	2,268,608
Series 2020 D, 4% 11/15/46	3,440,000	3,280,842
Series 2024 A, 5% 11/15/32	10,555,000	12,112,990
New York State Dorm. Auth.:
Series 2018 A, 5.25% 3/15/38	585,000	633,682
Series 2019 D, 3% 2/15/49	4,140,000	3,239,286
Series 2021 A, 4% 3/15/39	9,000,000	9,192,678
Series 2021 E, 3% 3/15/50	675,000	522,482
Series 2022 A, 5% 3/15/41	295,000	326,176
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2:
1%, tender 11/1/26 (b)	355,000	324,625
1.1%, tender 5/1/27 (b)	1,310,000	1,180,682
Series 2023 C2, 3.8%, tender 5/1/29 (b)	6,565,000	6,570,678
Series 2023 E2, 3.8%, tender 5/1/27 (b)	1,335,000	1,335,776
Series J, 0.75% 5/1/25	370,000	355,487
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2020 226, 1.8% 4/1/28 (c)	1,000,000	901,979
Series 221, 3.5% 10/1/32 (c)	45,000	43,955
New York State Urban Dev. Corp.:
Series 2020 A, 3% 3/15/50	7,910,000	6,134,182
Series 2020 E:
3% 3/15/48	8,915,000	7,056,817
3% 3/15/50	955,000	740,600
Series 2022 A, 5% 3/15/40	12,000,000	13,441,946
New York State Urban Eev Corp. Series 2019 A:
3% 3/15/49	1,000,000	783,231
5% 3/15/37	1,315,000	1,447,794
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/40 (c)	1,705,000	1,766,163
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	215,000	213,320
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (c)	415,000	459,791
5% 12/1/33 (c)	640,000	708,676
5% 12/1/34 (c)	700,000	775,077
5% 12/1/35 (c)	350,000	385,655
5% 12/1/36 (c)	240,000	262,204
5% 12/1/37 (c)	635,000	687,978
5% 12/1/38 (c)	1,550,000	1,668,791
5% 12/1/39 (c)	1,185,000	1,273,483
5% 12/1/40 (c)	1,000,000	1,068,385
5% 12/1/41 (c)	910,000	967,953
5% 12/1/42 (c)	455,000	482,062
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	275,000	288,769
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	600,000	458,890
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	50,000	50,496
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	785,000	815,696
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	100,000	92,062
5.375% 11/1/54 (e)	260,000	212,833
TOTAL NEW YORK		143,867,020
New York And New Jersey - 0.7%
Port Auth. of New York & New Jersey:
Series 2021 227, 2% 10/1/34 (c)	2,390,000	1,894,852
Series 2022 236, 5% 1/15/47 (c)	10,480,000	11,074,187
TOTAL NEW YORK AND NEW JERSEY		12,969,039
North Carolina - 1.5%
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	80,000	85,214
5% 7/1/33	75,000	79,735
5% 7/1/37	180,000	189,668
Series 2017 B:
5% 7/1/25 (c)	5,000	5,077
5% 7/1/26 (c)	5,000	5,160
5% 7/1/27 (c)	10,000	10,507
5% 7/1/28 (c)	10,000	10,438
5% 7/1/29 (c)	10,000	10,449
5% 7/1/30 (c)	15,000	15,697
5% 7/1/31 (c)	25,000	26,161
5% 7/1/32 (c)	25,000	26,156
5% 7/1/33 (c)	25,000	26,152
5% 7/1/34 (c)	30,000	31,365
5% 7/1/35 (c)	20,000	20,878
5% 7/1/36 (c)	15,000	15,613
5% 7/1/37 (c)	20,000	20,736
5% 7/1/42 (c)	60,000	61,523
Series 2017 C, 4% 7/1/32	75,000	76,787
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	2,620,000	2,616,680
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	20,000	21,293
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2020 45, 3% 7/1/51	6,710,000	6,486,411
Series 2023 52A, 6.25% 1/1/55	825,000	900,348
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	875,000	855,955
Series 2020 A, 3% 7/1/45	565,000	443,120
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (c)	450,000	457,085
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2024 B, 5% 1/1/54 (Assured Guaranty Muni. Corp. Insured)	16,075,000	17,177,192
TOTAL NORTH CAROLINA		29,675,400
North Dakota - 0.4%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/35	530,000	513,190
4% 12/1/36	545,000	525,555
4% 12/1/37	405,000	387,380
4% 12/1/38	365,000	344,559
5% 12/1/33	550,000	580,402
5% 12/1/34	660,000	695,123
North Dakota Hsg. Fin. Agcy.:
Series 2019 C, 3.2% 7/1/39	2,765,000	2,466,675
Series 2021 A, 3% 1/1/52	205,000	198,056
Series 2021 B, 3% 7/1/52	685,000	657,730
Series 2022, 5% 1/1/53	905,000	928,871
Series 2023 F, 6.25% 1/1/54	300,000	327,752
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	1,345,000	917,204
TOTAL NORTH DAKOTA		8,542,497
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	715,000	727,149
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	150,000	152,783
5% 8/1/26	100,000	103,729
5% 8/1/27	125,000	132,224
5% 8/1/28	145,000	155,659
5% 8/1/29	265,000	283,406
5% 8/1/30	215,000	230,374
Series 2020 A, 4% 12/1/40	1,175,000	1,174,349
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.) Series 2016, 5% 2/15/46	620,000	626,548
Series 2023 A:
5% 2/15/28	2,535,000	2,710,026
5% 2/15/29	3,195,000	3,481,111
5% 2/15/30	1,275,000	1,415,624
5% 2/15/31	1,055,000	1,189,887
5% 2/15/32	1,400,000	1,601,466
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	9,705,000	7,406,689
4% 6/1/48	260,000	241,317
5% 6/1/32	685,000	749,615
5% 6/1/33	2,275,000	2,486,409
Series 2020 B2, 5% 6/1/55	2,130,000	2,014,273
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	295,000	297,412
Columbus City School District Series 2016 A, 5% 12/1/29	105,000	109,184
Cuyahoga County Hosp. Rev. Series 2017, 5.5% 2/15/52	2,455,000	2,492,548
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	325,000	342,634
5% 12/1/51	485,000	507,024
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	685,000	691,035
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	645,000	626,579
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/30	410,000	450,205
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	1,000,000	993,389
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/29	195,000	215,928
5% 3/1/29	260,000	287,904
5% 3/1/30	240,000	271,140
5% 3/1/30	355,000	401,062
Series 2021 B:
5% 2/1/29	475,000	525,012
5% 2/1/30	395,000	445,450
Series 2021 C:
5% 3/15/29	595,000	659,427
5% 3/15/30	595,000	672,763
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/36	345,000	367,361
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/26	415,000	427,941
5% 1/1/27	955,000	1,006,686
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	635,000	620,073
Series 2020 A, 4% 1/15/50	75,000	69,118
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	30,000	30,060
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	845,000	928,240
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/29	585,000	657,255
5% 12/15/30	530,000	606,667
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	130,000	60,105
(Infrastructure Projs.) Series 2022 A, 5% 2/15/39	195,000	220,253
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	110,000	112,459
5% 2/15/34	20,000	20,348
Series 2019, 5% 2/15/29	145,000	150,503
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	230,000	235,552
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	260,000	271,499
6% 12/1/29	270,000	283,779
6% 12/1/30	290,000	306,556
6% 12/1/31	310,000	327,767
TOTAL OHIO		43,573,556
Oklahoma - 0.1%
Norman Reg'l. Hosp. Auth. Hosp. Rev. Series 2019, 3.25% 9/1/38	2,015,000	1,529,733
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (c)	115,000	117,683
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	65,000	66,612
5% 10/1/29	70,000	71,705
5% 10/1/36	50,000	50,801
5% 10/1/39	100,000	100,733
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	180,000	176,727
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	150,000	164,844
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	215,000	242,677
TOTAL OKLAHOMA		2,521,515
Oregon - 2.1%
Beaverton School District Series 2022 A:
0% 6/15/41	4,250,000	1,949,156
0% 6/15/42	4,155,000	1,802,596
Oregon Gen. Oblig. Series 2022 A:
5% 5/1/40	3,330,000	3,742,936
5% 12/1/52	630,000	647,118
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	200,000	195,970
(Single-Family Mtg. Prog.):
Series 2015 A, 3.5% 7/1/36	1,405,000	1,395,523
Series 2019 A, 2.65% 7/1/39	440,000	364,795
Series 2019 A, 4% 7/1/50	335,000	332,231
Series 2020 A, 3% 7/1/52	1,115,000	1,076,775
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (c)	785,000	821,296
Series 2022 28:
5% 7/1/32 (c)	2,560,000	2,869,893
5% 7/1/41 (c)	1,760,000	1,893,024
5% 7/1/52 (c)	1,480,000	1,552,296
Series 2023 29:
5% 7/1/34 (c)	4,270,000	4,832,097
5% 7/1/35 (c)	3,650,000	4,114,545
5% 7/1/37 (c)	2,910,000	3,224,904
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	1,380,000	1,029,765
Series 2016 A, 4% 5/15/41	260,000	255,394
Univ. of Oregon Gen. Rev. Series 2021 A, 3.5% 4/1/52	10,000,000	8,410,456
TOTAL OREGON		40,510,770
Pennsylvania - 6.5%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A:
4% 1/1/46 (Assured Guaranty Muni. Corp. Insured) (c)	4,145,000	4,003,031
5% 1/1/32 (c)	3,940,000	4,295,458
5% 1/1/33 (c)	4,640,000	5,057,099
5% 1/1/51 (c)	2,730,000	2,820,054
5% 1/1/56 (c)	1,655,000	1,695,104
Series 2023 A:
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,057,344
5.25% 1/1/38 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,117,542
5.25% 1/1/39 (Assured Guaranty Muni. Corp. Insured) (c)	1,400,000	1,552,849
5.25% 1/1/40 (Assured Guaranty Muni. Corp. Insured) (c)	1,600,000	1,764,266
5.5% 1/1/41 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,122,457
5.5% 1/1/42 (Assured Guaranty Muni. Corp. Insured) (c)	1,000,000	1,118,022
5.5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (c)	1,500,000	1,669,736
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	3,040,000	3,252,456
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	220,000	182,401
4% 12/1/41	335,000	237,198
4.25% 12/1/50	375,000	246,888
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A, 5% 7/1/35	730,000	732,440
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	50,000	53,075
5% 7/15/29	80,000	86,584
5% 7/15/32	50,000	54,015
Commonwealth Fing. Auth. Rev. Series 2020 A:
5% 6/1/26	515,000	534,320
5% 6/1/28	275,000	296,588
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	55,000	56,737
5% 6/1/29	60,000	61,868
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	815,000	818,083
Series 2017:
5% 7/1/28	105,000	108,491
5% 7/1/29	400,000	413,867
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	60,000	56,612
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	15,000	15,584
Series 2019 A:
5% 7/1/49	255,000	239,673
5% 7/1/49 (Pre-Refunded to 7/1/29 @ 100)	30,000	32,996
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	125,000	125,395
4% 7/15/35	130,000	128,364
4% 7/15/37	255,000	250,967
5% 7/15/25	20,000	20,235
5% 7/15/26	65,000	66,646
5% 7/15/27	105,000	108,977
5% 7/15/28	80,000	83,936
5% 7/15/29	85,000	88,819
5% 7/15/30	110,000	114,854
5% 7/15/31	75,000	78,270
5% 7/15/32	80,000	83,486
5% 7/15/34	85,000	88,466
5% 7/15/36	255,000	263,706
5% 7/15/38	305,000	313,019
5% 7/15/43	355,000	359,937
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	1,890,000	1,956,709
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	130,000	134,079
Series 2021 A, 4% 11/1/51	3,835,000	3,257,669
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 4% 7/1/49	6,500,000	6,084,709
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	50,000	51,454
5% 7/1/27	50,000	51,662
5% 7/1/28	50,000	51,642
5% 7/1/34	185,000	189,704
5% 7/1/36	100,000	102,330
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/24	60,000	59,711
5% 10/1/25	55,000	54,522
5% 10/1/27	25,000	24,680
Series 2016 A:
5% 10/1/28	75,000	73,909
5% 10/1/29	130,000	128,251
5% 10/1/31	230,000	226,265
5% 10/1/36	415,000	404,236
5% 10/1/40	205,000	193,653
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	40,000	41,202
Series 2018 A, 4% 8/15/48	645,000	579,090
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2, 5% 7/1/38	555,000	587,628
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds Series 2011, 2.15%, tender 7/1/24 (b)(c)	935,000	927,338
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	2,795,000	2,797,489
3.35% 3/1/30	4,160,000	4,183,071
Series 2023:
5% 9/1/29	10,000,000	11,179,572
5% 9/1/31	2,500,000	2,900,330
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	175,000	178,626
Series 2017:
5% 5/1/35	65,000	67,144
5% 5/1/37	80,000	82,066
5% 5/1/41	360,000	364,716
Series 2016:
5% 5/1/28	25,000	25,568
5% 5/1/32	65,000	66,467
5% 5/1/33	85,000	86,773
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	80,000	78,878
Series 2021 134 A, 3% 10/1/49	4,160,000	4,050,893
Series 2021 134B, 5% 4/1/27 (c)	395,000	406,089
Series 2021 137, 3% 10/1/51	1,085,000	1,037,753
Series 2023 142A:
4.5% 10/1/38	985,000	1,016,727
5% 10/1/43	710,000	741,928
5% 10/1/50	2,425,000	2,501,905
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2021 B, 5% 12/1/46	2,645,000	2,836,880
Series 2021 C:
5% 12/1/27	220,000	236,467
5% 12/1/28	215,000	236,221
Series 2023:
5% 12/1/36	620,000	715,931
5% 12/1/38	2,500,000	2,826,257
5% 12/1/39	3,000,000	3,379,236
5% 12/1/40	2,375,000	2,641,885
Series 2024, 5% 12/1/40	1,650,000	1,857,209
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	50,000	50,974
5% 7/1/26	50,000	52,025
5% 7/1/27	40,000	42,524
Series 2017 B:
5% 7/1/26 (c)	150,000	154,494
5% 7/1/27 (c)	125,000	130,557
5% 7/1/28 (c)	150,000	155,963
5% 7/1/29 (c)	115,000	119,843
5% 7/1/32 (c)	805,000	839,957
5% 7/1/33 (c)	115,000	119,973
5% 7/1/34 (c)	205,000	213,752
5% 7/1/37 (c)	230,000	237,830
5% 7/1/47 (c)	1,165,000	1,181,981
Series 2021:
4% 7/1/46 (c)	1,620,000	1,563,743
5% 7/1/26 (c)	3,765,000	3,877,794
5% 7/1/27 (c)	5,190,000	5,420,736
5% 7/1/28 (c)	550,000	582,092
5% 7/1/34 (c)	1,100,000	1,203,768
5% 7/1/35 (c)	590,000	643,628
5% 7/1/51 (c)	1,000,000	1,035,069
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	400,000	404,187
Philadelphia School District:
Series 2016 D:
5% 9/1/25	445,000	454,210
5% 9/1/26	465,000	482,606
5% 9/1/27	490,000	506,616
5% 9/1/28	410,000	422,465
Series 2016 F:
5% 9/1/28	710,000	731,585
5% 9/1/29	460,000	473,020
Series 2018 A:
5% 9/1/36	95,000	100,461
5% 9/1/37	55,000	57,909
5% 9/1/38	90,000	94,438
Series 2018 B, 5% 9/1/43	130,000	134,860
Series 2019 A:
4% 9/1/35	385,000	394,588
5% 9/1/30	400,000	436,230
5% 9/1/31	320,000	347,375
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	185,000	200,379
Series F, 5% 9/1/30	345,000	353,883
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/34	1,055,000	1,150,623
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/38 (Assured Guaranty Muni. Corp. Insured)	200,000	217,641
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	140,000	134,135
4% 6/1/49	335,000	310,391
5% 6/1/44	245,000	254,891
5% 6/1/49	390,000	401,410
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	65,000	65,909
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	280,000	288,515
5% 8/1/48	1,225,000	1,254,405
TOTAL PENNSYLVANIA		125,903,874
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/37 (e)	3,250,000	3,407,073
Series 2021 B:
5% 7/1/33 (e)	400,000	427,782
5% 7/1/37 (e)	1,695,000	1,776,920
Series 2022 A, 4% 7/1/42 (e)	1,690,000	1,605,708
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	8,240,022	5,405,957
4% 7/1/33	1,927,686	1,920,217
4% 7/1/35	695,000	681,384
4% 7/1/37	850,000	820,237
5.625% 7/1/27	201,149	213,895
5.625% 7/1/29	1,000,434	1,094,452
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/31	8,088,000	6,105,926
4.55% 7/1/40	2,175,000	2,194,091
5% 7/1/58	2,510,000	2,517,422
Series 2019 A2, 4.329% 7/1/40	3,250,000	3,250,936
TOTAL PUERTO RICO		31,422,000
Rhode Island - 1.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	420,000	413,998
5% 9/1/36	1,235,000	1,186,931
Series 2016, 5% 5/15/39	320,000	322,013
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2022 A, 5% 9/1/33	7,000,000	8,243,855
Rhode Island Hsg. & Mtg. Fin. Corp.:
Series 2019 70, 4% 10/1/49	55,000	54,543
Series 2021 74, 3% 4/1/49	540,000	524,583
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	565,000	554,172
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A:
5% 12/1/28 (c)	2,940,000	3,111,879
5% 12/1/29 (c)	4,380,000	4,702,141
5% 12/1/30 (c)	1,605,000	1,731,945
Series 2024 A, 5% 12/1/29 (c)(i)	1,825,000	1,955,433
Series A:
3.5% 12/1/34 (c)	70,000	65,657
5% 12/1/24 (c)	225,000	226,613
5% 12/1/28 (c)	500,000	530,333
TOTAL RHODE ISLAND		23,624,096
South Carolina - 0.3%
Charleston County Arpt. District Series 2019, 5% 7/1/43	145,000	154,862
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	140,000	142,207
5% 12/1/28	285,000	289,902
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	90,000	89,211
Series 2023 B, 6% 1/1/54	520,000	571,458
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	365,000	392,546
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	55,000	56,109
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	150,000	154,630
5% 12/1/38	15,000	15,308
Series 2016 B, 5% 12/1/31	55,000	56,999
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	945,000	909,815
4% 4/15/48	660,000	610,493
5% 4/15/48	2,265,000	2,328,669
TOTAL SOUTH CAROLINA		5,772,209
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	35,000	37,218
Series 2017:
5% 7/1/26	15,000	15,512
5% 7/1/28	15,000	15,942
5% 7/1/29	30,000	31,950
Series 2020 A, 3% 9/1/45	730,000	561,343
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	425,000	464,340
TOTAL SOUTH DAKOTA		1,126,305
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 4% 8/1/44	610,000	586,092
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	2,350,000	2,351,079
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/41	560,000	580,079
5% 4/1/41 (Pre-Refunded to 10/1/28 @ 100)	30,000	32,522
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/37 (c)	235,000	245,273
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A:
5% 5/15/28	1,000,000	1,086,716
5% 5/15/40	1,750,000	2,009,757
5% 5/15/44	1,585,000	1,788,278
Series 2024 B:
5% 5/15/28	3,000,000	3,260,147
5% 5/15/31	4,365,000	5,035,024
5% 5/15/33	1,755,000	2,089,552
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	130,000	129,872
Series 2019 B:
5% 7/1/38 (c)	965,000	1,031,960
5% 7/1/54 (c)	300,000	309,930
Series 2022 B:
5% 7/1/52 (c)	3,250,000	3,401,860
5.5% 7/1/39 (c)	2,000,000	2,257,968
5.5% 7/1/40 (c)	2,000,000	2,245,396
5.5% 7/1/42 (c)	3,500,000	3,898,244
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/27	3,010,000	3,175,352
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	485,000	426,670
5.25% 10/1/58	4,700,000	4,790,385
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	140,000	115,074
2.8% 7/1/44	165,000	126,988
Series 2019 4, 2.9% 7/1/39	375,000	319,501
Series 2021 1, 3% 7/1/51	690,000	667,561
Series 2021 3A, 3% 1/1/52	265,000	255,022
TOTAL TENNESSEE		42,216,302
Texas - 7.6%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	50,000	50,204
5% 11/15/27 (c)	65,000	65,323
5% 11/15/28 (c)	75,000	75,415
5% 11/15/39 (c)	275,000	275,746
Series 2017 B:
5% 11/15/28 (c)	50,000	51,457
5% 11/15/30 (c)	80,000	82,527
5% 11/15/32 (c)	60,000	61,789
5% 11/15/35 (c)	65,000	66,687
5% 11/15/36 (c)	105,000	107,415
5% 11/15/37 (c)	70,000	71,402
5% 11/15/41 (c)	290,000	293,904
Austin Wtr. & Wastewtr. Sys. Rev. Series 2022:
5% 11/15/37	1,000,000	1,143,900
5% 11/15/38	1,250,000	1,417,984
5% 11/15/39	1,750,000	1,979,797
5% 11/15/40	2,000,000	2,245,608
5% 11/15/41	2,000,000	2,229,979
5% 11/15/42	3,000,000	3,326,102
Bell County Gen. Oblig. Series 2021, 2% 2/15/35	1,500,000	1,230,150
Birdville Independent School District Series 2020, 2.375% 2/15/36	1,785,000	1,544,290
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2023, 5% 7/1/38	1,785,000	2,012,005
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	65,000	66,290
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	25,000	25,521
5% 1/1/40 (Pre-Refunded to 7/1/25 @ 100)	295,000	301,144
Series 2021 C, 5% 1/1/27	1,055,000	1,080,757
City of Denton:
Series 2020, 2% 2/15/38	1,530,000	1,148,202
Series 2023, 5% 2/15/41	2,185,000	2,417,441
Conroe Independent School District Series 2024:
5% 2/15/36	1,715,000	2,029,196
5% 2/15/37	3,050,000	3,570,886
5% 2/15/38	1,355,000	1,568,651
Coppell Tex Series 2020, 1.5% 2/1/36	1,485,000	1,092,263
Corpus Christi Gen. Oblig. Series 2023:
5% 3/1/39	2,110,000	2,356,291
5% 3/1/40	2,215,000	2,453,466
Dallas Fort Worth Int'l. Arpt. Rev. Series 2022 B, 5% 11/1/37	3,000,000	3,422,052
Dallas Gen. Oblig. Series 2024 A:
5% 2/15/28	3,365,000	3,627,915
5% 2/15/29	2,710,000	2,983,640
5% 2/15/30	3,435,000	3,859,151
5% 2/15/31	1,445,000	1,650,023
5% 2/15/32	2,855,000	3,304,941
5% 2/15/33	1,445,000	1,694,004
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	585,000	610,189
El Paso Independent School District Series 2020:
5% 8/15/25	220,000	225,120
5% 8/15/26	380,000	397,206
El Paso Wtr. & Swr. Rev. Series 2022, 5% 3/1/36	1,000,000	1,117,428
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	515,000	473,213
Grand Parkway Trans. Corp.:
Bonds Series 2023, 5%, tender 4/1/28 (b)	5,825,000	6,188,574
Series 2018 A, 5% 10/1/38	160,000	169,659
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	1,725,000	1,883,986
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	70,000	71,760
Series 2021 A, 3% 10/1/51	1,000,000	737,997
Harris County Flood Cont. District Series 2021 A:
5% 10/1/28	500,000	547,546
5% 10/1/29	500,000	559,328
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	142,893
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	221,417
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	585,000	613,267
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (c)	880,000	911,301
Series 2018 C:
5% 7/1/29 (c)	100,000	105,940
5% 7/1/30 (c)	105,000	111,451
5% 7/1/31 (c)	75,000	79,604
5% 7/1/32 (c)	90,000	95,499
Houston Gen. Oblig.:
Series 2017 A:
5% 3/1/31	235,000	247,878
5% 3/1/32	100,000	105,461
Series 2023 A:
5% 3/1/34	3,000,000	3,481,088
5% 3/1/35	275,000	318,417
5% 3/1/36	1,000,000	1,151,204
5% 3/1/37	900,000	1,025,949
5% 3/1/38	1,450,000	1,639,841
5.25% 3/1/39	2,000,000	2,286,347
5.25% 3/1/40	1,800,000	2,048,488
5.25% 3/1/41	1,000,000	1,132,033
5.25% 3/1/42	2,750,000	3,100,360
5.25% 3/1/43	3,350,000	3,760,050
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	1,035,000	1,058,452
Houston Util. Sys. Rev.:
Series 2016 B, 5% 11/15/33	140,000	146,272
Series 2020 C:
4% 11/15/43	1,030,000	1,032,746
5% 11/15/45	1,030,000	1,113,369
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	25,000	25,795
5% 10/15/30	95,000	98,020
5% 10/15/32	50,000	51,426
5% 10/15/36	35,000	35,774
5% 10/15/37	55,000	56,030
5% 10/15/38	80,000	81,281
5% 10/15/44	80,000	80,677
Katy Independent School District Series 2023, 5% 2/15/40	1,170,000	1,301,187
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	50,000	50,707
5% 11/1/27 (c)	110,000	111,805
5% 11/1/28 (c)	165,000	167,721
5% 11/1/29 (c)	100,000	101,652
5% 11/1/32 (c)	185,000	188,108
Series 2017:
5% 11/1/24 (c)	50,000	50,200
5% 11/1/25 (c)	50,000	50,817
5% 11/1/26 (c)	50,000	51,803
5% 11/1/27 (c)	50,000	51,489
5% 11/1/28 (c)	90,000	92,580
5% 11/1/29 (c)	65,000	66,979
5% 11/1/30 (c)	50,000	51,558
5% 11/1/31 (c)	115,000	118,399
5% 11/1/32 (c)	130,000	133,824
5% 11/1/33 (c)	50,000	51,461
5% 11/1/34 (c)	50,000	51,365
5% 11/1/36 (c)	50,000	51,142
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020:
5% 5/15/25	295,000	299,836
5% 5/15/26	370,000	384,598
5% 5/15/27	440,000	466,787
Series 2015 D, 5% 5/15/28	110,000	111,580
Mansfield Tex Series 2020, 2.5% 2/15/38	1,150,000	936,239
New Braunfels Independent School District Series 2022, 2.5% 2/1/35	1,850,000	1,655,201
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	40,000	42,383
5% 8/15/29	100,000	106,356
5% 8/15/47	115,000	117,775
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	35,000	36,006
5% 4/1/30	175,000	181,006
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	50,000	51,449
5% 1/1/33	60,000	63,143
5% 1/1/34	75,000	78,831
5% 1/1/34	150,000	178,389
5% 1/1/35	110,000	115,395
5% 1/1/36	305,000	319,060
5% 1/1/37	405,000	422,261
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	20,000	20,567
5% 1/1/31	30,000	30,834
Series 2015 A, 5% 1/1/32	170,000	171,853
Series 2016 A, 5% 1/1/36	65,000	66,578
Series 2017 A, 5% 1/1/39	1,650,000	1,735,954
Series 2018:
4% 1/1/37	625,000	633,969
4% 1/1/38	1,280,000	1,291,520
Series 2021 B, 3% 1/1/46	9,330,000	7,392,910
Northside Independent School District Bonds:
Series 2020, 0.7%, tender 6/1/25 (b)	730,000	706,161
Series 2023 B, 3%, tender 8/1/26 (b)	5,165,000	5,086,859
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,010,000	1,018,277
San Antonio Elec. & Gas Sys. Rev. Series 2021 A, 5% 2/1/46	2,010,000	2,139,595
San Antonio Wtr. Sys. Rev. Series 2020 A, 5% 5/15/50	625,000	658,370
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	20,000	21,301
5% 10/1/30	35,000	37,216
5% 10/1/31	30,000	31,860
5% 10/1/39	65,000	67,749
5% 10/1/40	50,000	51,986
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 4% 2/15/35	255,000	257,776
Tarrant County Tex Hosp. District Series 2023, 5% 8/15/33	1,000,000	1,156,581
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	1,057,589	926,495
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	2,155,000	2,369,830
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2018 A, 4.25% 9/1/48	3,195,000	3,063,226
Series 2019 A, 4% 3/1/50	200,000	198,320
Series 2023, 6% 3/1/54	1,775,000	1,959,325
Series A, 3.5% 3/1/51	235,000	229,865
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	210,000	215,724
4% 6/30/39	530,000	537,109
4% 6/30/40	440,000	443,731
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/31	165,000	174,588
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	3,195,000	2,966,863
Texas Wtr. Dev. Board Rev.:
Series 2020:
3% 10/15/38	1,000,000	883,016
5% 8/1/30	295,000	334,566
Series 2022, 4.45% 10/15/36	3,000,000	3,299,728
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	205,000	210,688
5% 2/15/34	255,000	261,935
5% 2/15/36	150,000	153,642
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	105,000	110,924
Univ. of Texas Board of Regents Sys. Rev. Series 2020 C, 5% 8/15/31	880,000	1,019,254
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	105,000	108,876
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	1,460,000	1,077,520
Weatherford Independent School District Series 2002, 0% 2/15/33	350,000	257,899
TOTAL TEXAS		148,013,986
Utah - 0.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (c)	100,000	101,323
5% 7/1/27 (c)	215,000	224,558
5% 7/1/29 (c)	190,000	198,476
5% 7/1/30 (c)	140,000	146,159
5% 7/1/31 (c)	265,000	276,649
5% 7/1/33 (c)	205,000	213,930
5% 7/1/35 (c)	205,000	213,488
5% 7/1/36 (c)	275,000	285,559
5% 7/1/37 (c)	690,000	713,702
5% 7/1/42 (c)	1,240,000	1,268,831
Series 2018 A:
5% 7/1/33 (c)	485,000	512,951
5.25% 7/1/48 (c)	355,000	366,647
Series 2023 A:
5.25% 7/1/37 (c)	815,000	919,089
5.25% 7/1/42 (c)	2,500,000	2,744,676
5.25% 7/1/43 (c)	2,715,000	2,967,082
Utah County Hosp. Rev. Series 2020 A, 5% 5/15/50	295,000	309,445
TOTAL UTAH		11,462,565
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	230,000	220,208
5% 10/15/46	290,000	267,094
(Middlebury College Proj.) Series 2020, 5% 11/1/49	625,000	655,907
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	358,000	342,683
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A:
5% 6/15/27 (c)	295,000	304,109
5% 6/15/29 (c)	500,000	520,271
Series 2020 A, 5% 6/15/28 (c)	295,000	306,856
TOTAL VERMONT		2,617,128
Virginia - 0.6%
Arlington County Series 2021, 5% 6/15/28	1,340,000	1,462,671
Chesapeake Wtr. & Swr. Sys. Series 2021:
2% 7/1/35	1,345,000	1,113,380
2% 7/1/36	1,370,000	1,105,017
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	740,000	770,355
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	65,000	65,163
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	2,250,000	1,627,727
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	30,000	29,498
Series 2016:
4% 6/15/37	35,000	34,778
5% 6/15/27	75,000	77,264
5% 6/15/30	30,000	30,863
5% 6/15/33	20,000	20,528
5% 6/15/34	40,000	41,008
5% 6/15/35	110,000	112,529
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	45,000	48,268
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	675,000	696,567
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022:
4% 1/1/35 (c)	955,000	969,350
4% 7/1/35 (c)	720,000	729,317
Virginia St Pub. School Auth. Spl. O Series 2023, 5% 8/1/39	1,235,000	1,421,414
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	125,000	128,302
5% 1/1/34	75,000	76,940
5% 1/1/35	75,000	76,911
5% 1/1/44	50,000	50,544
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (b)	240,000	238,497
TOTAL VIRGINIA		10,926,891
Washington - 3.8%
City of Olympia Series 2019, 2% 12/1/30	1,265,000	1,140,945
King County Hsg. Auth. Rev. Series 2021:
4% 6/1/26	165,000	166,002
4% 6/1/28	105,000	106,751
Port of Seattle Rev.:
Series 2015 B, 5% 3/1/25	85,000	85,522
Series 2016 B:
5% 10/1/28 (c)	175,000	179,391
5% 10/1/30 (c)	100,000	101,872
Series 2019 A, 4% 4/1/44 (c)	185,000	172,904
Series 2019:
5% 4/1/35 (c)	2,200,000	2,340,293
5% 4/1/44 (c)	440,000	455,015
Series 2021 C:
5% 8/1/24 (c)	575,000	576,414
5% 8/1/25 (c)	465,000	472,051
5% 8/1/26 (c)	640,000	660,233
5% 8/1/27 (c)	395,000	414,636
5% 8/1/28 (c)	1,105,000	1,175,525
Seattle Hsg. Auth. Rev.:
(Hinoki Apts. Proj.) Series 2020 A, 3% 6/1/52	3,325,000	2,397,100
(Juniper Apts. Proj.) Series 2023:
4.375% 12/1/30	1,080,000	1,099,864
5% 6/1/27	725,000	746,684
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	255,000	238,018
(Sawara Apts. Proj.) Series 2021, 3% 6/1/46	1,010,000	783,006
Spokane County School District #81 (WA State School District Cr. Enhancement Prog.) Series 2017 B, 5% 12/1/29	2,325,000	2,489,526
Washington Convention Ctr. Pub. Facilities:
Series 2021 B:
3% 7/1/43	335,000	269,388
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,940,000	1,418,661
Series 2021, 4% 7/1/31	4,190,000	4,155,206
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/34	210,000	212,694
Series 2016 D, 5% 2/1/28	1,000,000	1,030,890
Series 2017 D, 5% 2/1/33	180,000	189,462
Series 2018 C, 5% 8/1/30	340,000	361,976
Series 2022 C, 5% 2/1/41	3,225,000	3,577,476
Series 2022 D:
4% 7/1/36	850,000	901,494
4% 7/1/37	590,000	620,017
Series 2023 A, 5% 8/1/41	2,985,000	3,329,505
Series 2024 C:
5% 2/1/30	12,740,000	14,315,851
5% 2/1/31	6,630,000	7,583,560
5% 6/1/32	3,875,000	4,527,145
Series R-2017 A, 5% 8/1/30	105,000	109,219
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	40,000	40,272
5% 7/1/27	80,000	81,585
5% 7/1/28	95,000	97,478
5% 7/1/29	35,000	36,006
5% 7/1/30	45,000	46,372
5% 7/1/31	55,000	56,675
5% 7/1/32	100,000	102,950
5% 7/1/33	145,000	149,148
5% 7/1/34	35,000	35,931
5% 7/1/42	485,000	489,844
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	260,000	260,090
Series 2015 B, 5% 10/1/38	2,050,000	2,247,220
Series 2017, 4% 8/15/42	605,000	536,550
Series 2019 A2, 5% 8/1/44	340,000	354,875
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	1,280,000	926,535
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	110,000	113,151
5% 10/1/28	110,000	113,412
5% 10/1/35	115,000	117,912
5% 10/1/36	175,000	178,968
5% 10/1/40	170,000	172,005
Series 2019, 4% 10/1/49	1,280,000	1,100,824
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	1,600,000	1,639,855
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023:
5.625% 7/1/38 (e)	1,215,000	1,342,059
5.875% 7/1/43 (e)	1,350,000	1,484,101
6.125% 7/1/53 (e)	3,000,000	3,296,834
TOTAL WASHINGTON		73,424,948
West Virginia - 1.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
Series 2018 A:
5% 1/1/31	80,000	81,273
5% 1/1/32	70,000	71,097
Series 2023 A:
5% 6/1/39	1,125,000	1,242,155
5% 6/1/40	1,030,000	1,127,224
5% 6/1/41	1,030,000	1,121,420
5% 6/1/43	1,830,000	1,969,680
Series 2023 B, 6% 9/1/53	11,390,000	12,916,863
Series 2023, 6% 9/1/48	3,440,000	3,939,443
West Virginia Parkways Auth. Series 2021:
5% 6/1/25	295,000	300,263
5% 6/1/26	295,000	306,170
5% 6/1/27	295,000	312,607
5% 6/1/28	440,000	475,899
TOTAL WEST VIRGINIA		23,864,094
Wisconsin - 1.7%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 3% 1/1/50	1,290,000	935,601
Howard Suamico Scd Series 2021, 2% 3/1/37	585,000	458,894
Madison Gen. Oblig. Series 2019 B, 3% 10/1/36	1,385,000	1,297,986
Pub. Fin. Auth. Edl. Facilities:
Series 2018 A:
5.25% 10/1/43	470,000	464,011
5.25% 10/1/48	470,000	453,499
Series 2022 A:
5.25% 3/1/42	500,000	519,182
5.25% 3/1/47	2,175,000	2,224,331
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	900,000	835,668
5% 6/1/34	1,750,000	1,881,916
Series 2019 A, 5% 10/1/44	690,000	715,015
Series 2020 A, 3% 6/1/45	2,645,000	2,033,694
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	45,000	44,838
5% 5/15/28 (e)	70,000	69,867
5.25% 5/15/37 (e)	50,000	50,068
5.25% 5/15/42 (e)	415,000	403,167
5.25% 5/15/47 (e)	25,000	23,411
5.25% 5/15/52 (e)	45,000	41,121
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	130,000	123,477
5% 10/1/48 (e)	110,000	100,713
5% 10/1/53 (e)	90,000	80,233
Roseman Univ. of Health:
Series 2018 A, 5% 12/1/27	820,000	831,010
Series 2020, 5% 4/1/40 (e)	100,000	102,286
Series 2021 A:
3% 7/1/50	655,000	479,304
4.5% 6/1/56 (e)	2,640,000	2,176,109
Series 2021 B, 6.5% 6/1/56 (e)	625,000	536,265
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/36	1,840,000	1,987,460
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	255,000	261,355
Series 2014, 4% 5/1/33 (Pre-Refunded to 5/1/24 @ 100)	180,000	180,008
Series 2015, 3.15% 8/15/27	1,000,000	978,893
Series 2016 A:
5% 2/15/28	120,000	122,261
5% 2/15/29	155,000	158,015
5% 2/15/30	170,000	173,364
Series 2016, 4% 12/1/46	1,610,000	1,543,902
Series 2017 A:
5% 9/1/29 (Pre-Refunded to 9/1/27 @ 100)	295,000	313,047
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	50,000	53,059
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	85,000	90,200
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	95,000	100,812
Series 2018, 5% 4/1/34	585,000	624,653
Series 2019 A:
5% 11/1/26	105,000	104,644
5% 11/1/46	300,000	258,173
Series 2019 B1, 2.825% 11/1/28	45,000	41,401
Series 2019:
5% 10/1/30	120,000	131,496
5% 10/1/32	250,000	273,229
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 C4, 5%, tender 6/22/29 (b)	850,000	928,838
Series 2018, 5%, tender 6/22/29 (b)	1,235,000	1,350,170
Series 2021, 3% 8/15/51	6,800,000	5,033,156
Wisconsin Hsg. & Econ. Dev. Auth. Series 2021 C, 3% 9/1/52	390,000	375,379
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds:
Series 2021 C:
0.61%, tender 5/1/24 (b)	70,000	69,810
0.81%, tender 5/1/25 (b)	265,000	253,033
Series 2023 E, 3.875%, tender 5/1/27 (b)	1,365,000	1,359,866
TOTAL WISCONSIN		33,647,890
TOTAL MUNICIPAL BONDS (Cost $1,854,072,874)		1,873,869,711

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.63% (k)(l) (Cost $58,415,248)	58,400,468	58,417,973

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,912,488,122)	1,932,287,684
NET OTHER ASSETS (LIABILITIES) - 0.9%	18,340,182
NET ASSETS - 100.0%	1,950,627,866

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,556,826 or 1.2% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.63%	158,260,767	160,592,413	260,452,771	825,954	14,811	2,753	58,417,973	2.8%
Total	158,260,767	160,592,413	260,452,771	825,954	14,811	2,753	58,417,973

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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